Expense Example - Goldman Sachs ActiveBeta_R US Small Cap Equity ETF - Goldman Sachs ActiveBeta_R U.S. Small Cap Equity ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	20	64	113	255